STOCKHOLDERS' EQUITY (Summary of Option and Warrant Activity to Non-employees) (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
Number
Options and warrants outstanding at beginning of period | shares	228,000
Options and warrants exercisable at the end of the period | shares	227,250
Options and warrants vested and expected to vest | shares	228,000
Weighted average exercise price
Options and warrants outstanding at beginning of period	$ 5.73
Options and warrants exercisable at the end of the period	5.75
Options and warrants vested and expected to vest	$ 5.73
Weighted average remaining contractual term (in years)
Options and warrants outstanding at end of the period	2 years 7 months 10 days
Options and warrants exercisable at the end of the period	2 years 7 months 2 days
Options and warrants vested and expected to vest	2 years 7 months 10 days
Aggregate intrinsic value price
Options and warrants outstanding at end of the period | $	$ 147
Options and warrants exercisable at the end of the period | $	145
Options and warrants vested and expected to vest | $	$ 147